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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151

                          Pioneer Europe Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2004 through April 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

				 PIONEER
                                     -------
                                     EUROPE
                                      FUND

                                   Semiannual
                                     Report

                                    4/30/05
[Logo]
PIONEER
Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1

Portfolio Summary                                               2

Prices and Distributions                                        3

Performance Update                                              4

Comparing Ongoing Fund Expenses                                 9

Portfolio Management Discussion                                11

Schedule of Investments                                        14

Financial Statements                                           20

Notes to Financial Statements                                  29

Factors Considered by the Independent Trustees in Approving
the Management Contract                                        37

Trustees, Officers and Service Providers                       42

Pioneer Europe Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 4/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

U.S. stocks moved higher early in 2005, with the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average advancing to three-year highs in early March. But from then on, soaring prices for heating oil and gasoline, plus the steady ratcheting up of interest rates by the Federal Reserve Board overwhelmed sentiment and caused stocks to retrace their gains. By the end of April, the Dow Industrials, the S&P 500 and the tech-heavy NASDAQ composite were in negative territory for the year.

With investors less welcoming of risk and the economy giving mixed signals, value stocks were more resilient than growth stocks. In addition, large-capitalization stocks held up better than small- and mid-sized issues that might be more vulnerable in an economic "soft patch," in the phrase of Federal Reserve Board Chairman Alan Greenspan.

Determined to prevent damaging inflation, the Fed has repeatedly raised short-term interest rates. As a result, bond returns were modestly negative in most sectors. Fixed-income investors also became more risk-averse; high-yield and other corporate sectors retrenched after a run of stellar performance while Treasuries and mortgage-backed securities showed small declines, with long-term issues showing positive. Municipal revenue bonds trended higher even against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought at least a pause in its long, sharp drop. But the stronger dollar muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities continued to thrive on heavy demand from China and elsewhere. Meanwhile, growth in Japan may have stalled, and Europe's expansion moved ahead slowly.

We believe that the U.S. economy and corporate earnings will continue to grow at a moderate pace. Oil prices have receded from their record highs, but high energy costs and rising interest rates may be in the headlines for a while. Looking beyond present concerns, Pioneer's global investment experts continue to find stocks and bonds with attractive long-term potential for our domestic and international funds.

Expanding your opportunities

This period was like all others; different classes of investments delivered different returns. That's why allocating your portfolio across several investment categories is one way to seek wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve this important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

[Signature of Osbert M. Hood]

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

International Common Stocks             98.1%
International Preferred Stocks           1.9%

Geographical Distribution

--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

France                                  26.0%
United Kingdom                          23.6%
Switzerland                             15.2%
Germany                                 13.0%
Spain                                    5.9%
Netherlands                              5.2%
Italy                                    4.1%
Sweden                                   2.0%
Ireland                                  1.8%
United States                            1.3%
Finland                                  0.8%
Austria                                  0.8%
European Union                           0.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Vodafone Group Plc                   4.78%
 2.   Total SA                             4.11
 3.   Royal Bank of Scotland Group Plc     3.85
 4.   CS Group                             3.03
 5.   UBS AG                               2.98
 6.   AstraZeneca Plc                      2.81
 7.   France Telecom SA                    2.66
 8.   BNP Paribas SA                       2.63
 9.   E.On AG                              2.57
10.   epsol SA Registered Shares           2.56

*This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Europe Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Class   4/30/05   10/31/04
-----   -------   --------
  A     $29.40     $27.36
  B     $26.77     $25.02
  C     $26.75     $24.97
  R     $29.17     $27.20
  Y     $30.26     $28.25

Distributions Per Share
--------------------------------------------------------------------------------

                    11/1/04 - 4/30/05
                    -----------------
            Net
        Investment     Short-Term      Long-Term
Class     Income     Capital Gains   Capital Gains
-----     ------     -------------   -------------
  A      $0.0313       $   -           $   -
  B      $  -          $   -           $   -
  C      $  -          $   -           $   -
  R      $0.0543       $   -           $   -
  Y      $0.2108       $   -           $   -

Pioneer Europe Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------------
             Average Annual Total Returns
                (As of April 30, 2005)

                                              Public
                               Net Asset     Offering
Period                        Value (NAV)   Price (POP)
10 Years                         7.33%         6.70%
5 Years                         -5.04         -6.16
1 Year                          15.71         10.02
--------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

        Pioneer   MSCI
        Europe    Europe
        Fund      Index
4/95     9424     10000
        11424     11594
4/97    13873     14024
        20981     20404
4/99    19204     21557
        24771     23711
4/01    17642     20540
        15318     18028
4/03    12793     15293
        16383     20574
4/05    19125     24340

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------
          Average Annual Total Returns
             (As of April 30, 2005)

                                 If         If
Period                          Held     Redeemed
10 Years                        6.37%      6.37%
5 Years                        -5.99      -5.99
1 Year                         14.48      11.59
--------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

        Pioneer   MSCI
        Europe    Europe
        Fund      Index
4/95    10000     10000
        12039     11594
4/97    14492     14024
        21749     20404
4/99    19743     21557
        25260     23711
4/01    17812     20540
        15311     18028
4/03    12664     15293
        16045     20574
4/05    18546     24340

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------
          Average Annual Total Returns
             (As of April 30, 2005)

                                 If         If
Period                          Held     Redeemed
Life-of-Class
(1/31/96)                       5.46%      5.46%
5 Years                        -5.93      -5.93
1 Year                         14.76      14.76
--------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

        Pioneer   MSCI
        Europe    Europe
        Fund      Index
4/95    10000     10000
        10542     10378
4/97    12705     12553
        19095     18264
4/99    17343     19297
        22198     21225
4/01    15669     18386
        13468     16138
4/03    11139     13690
        14122     18416
4/05    16353     21788

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------
          Average Annual Total Returns
             (As of April 30, 2005)

                                 If         If
Period                          Held     Redeemed
10 Years                        6.88%      6.88%
5 Years                        -5.37      -5.37
1 Year                         15.44      15.44
--------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

        Pioneer   MSCI
        Europe    Europe
        Fund      Index
4/95     9424     10000
        12067     11594
4/97    14577     14024
        21942     20404
4/99    19980     21557
        25641     23711
4/01    18170     20540
        15694     18028
4/03    13052     15293
        16721     20574
4/05    19460     24340

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------
          Average Annual Total Returns
             (As of April 30, 2005)

                                 If         If
Period                          Held     Redeemed
10 Years                        7.76%      7.76%
5 Years                        -4.47      -4.47
1 Year                         16.32      16.32
--------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

        Pioneer   MSCI
        Europe    Europe
        Fund      Index
4/95    10000     10000
        12122     11594
4/97    14721     14024
        22264     20404
4/99    20445     21557
        26529     23711
4/01    18968     20540
        16555     18028
4/03    13936     15293
        17973     20574
4/05    21110     24340

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins July 31, 1998. The Morgan Stanley Capital International
(MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Europe Fund

Based on actual returns from November 1, 2004 through April 30, 2005

Share Class               A              B              C              R              Y
-------------------------------------------------------------------------------------------
Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 11/1/04

Ending Account        $1,075.70      $1,069.90      $1,071.30      $1,074.40      $1,078.50
 Value On 4/30/05

Expenses Paid         $    9.06      $   14.06      $   13.30      $   10.29      $    5.98
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.76%, 2.74%, 2.59%, 2.00%, and 1.16% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Europe Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Europe Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from November 1, 2004 through April 30, 2005

Share Class               A              B              C              R              Y
-------------------------------------------------------------------------------------------
Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 11/1/04

Ending Account        $1,016.07      $1,011.21      $1,011.95      $1,014.88      $1,019.04
Value On 4/30/05

Expenses Paid         $    8.80      $   13.66      $   12.92      $    9.99      $    5.81
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.76%, 2.74%, 2.59%, 2.00%, and 1.16% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.

Pioneer Europe Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/05
--------------------------------------------------------------------------------

European stocks moved higher during the first half of Pioneer Europe Fund's fiscal year, supported in large part by the positive global economic backdrop. Stocks in the diversified financials and health care sectors were particularly influential, which Stan Pearson, who is responsible for the day-to-day management of the Fund, highlights in the discussion below.

Q:   How did the Fund perform during the first half of its fiscal year?

A: For the six months ended April 30, 2005, the Fund's Class A shares returned 7.57% at net asset value. Favorable as those results were, they lagged the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Europe Index, which posted a return of 9.55%, and its Lipper category of 113 European Funds, which posted an average return of 10.14% for the same period.

     Bank holdings, particularly Royal Bank of Scotland and BNP Paribas, were a major factor in the Fund's underperformance relative to its benchmark and its peer group. Investments in Royal Bank of Scotland, the Fund's third largest holding on April 30, underperformed as a result of investor concerns about a potential slowdown in consumer spending and the housing market in the United Kingdom. A slowdown could translate into reduced consumer demand for loans. It was also feared that slower growth could impact consumer credit quality and force the bank to make higher provisions for bad debts going forward. Similarly, concerns over sluggish growth in the Euro zone negatively affected the performance of BNP Paribas (France).

     We continue to hold both stocks, because we believe the companies still offer strong growth potential and have attractive price valuations supported by high dividend yields. In addition, Royal Bank of Scotland and BNP Paribas are benefiting from their diversified businesses - retail, corporate, and investment banking, which are spread across regions, thereby creating strong capital positions and a more solid earnings mix. With its positive cash-flow position, BNP has initiated a share buy-back program.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and

Pioneer Europe Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/05                              (continued)
--------------------------------------------------------------------------------

     principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   Which stocks contributed to the Fund's performance?

A: While some banking stocks proved disappointing during the six months ended April 30, 2005 an overweight position and effective stock selection in the diversified financials sector proved positive. Deutsche Boerse (Germany) was a positive contributor. During the first quarter of 2005, the stock recovered strongly after withdrawing its bid for the London Stock Exchange. We sold the entire position in the company towards the end of the period to profit from the price appreciation.

     Stock selection in the health care equipment and services sector was also positive over the six months. The pharmaceutical wholesaler Celesio (Germany) performed very well, and we sold the position to realize profits in December. Healthcare-equipment manufacturer Fresenius AG (Germany) posted results that exceeded market expectations. We believe the stock is attractively valued and offers upside potential on the back of improving results and relatively strong growth opportunities for the sector.

     Our underweight position and successful stock selection in the technology hardware sector also were positive contributors. With the sector underperforming the market for the six months under review, our decision to limit the Fund's exposure proved wise. The technology sector underperformed the market on the back of investor concerns over the sector's earnings outlook as investment spending by companies remains subdued. We added Ericsson (Sweden) to the portfolio, which outperformed for the six months ended April 30, and decided against owning the French stock Alcatel, which was favorable, since the stock lost ground for the six-month period. Ericsson, which is undervalued in our opinion, is the top telecommunications equipment producer for mobile phones and should benefit with the transition from second to third generation mobile telephony in Europe. Lastly, the Fund's energy exposure contributed at times during the period, but was neutral overall for the six months.

Q:   Did you add any new holdings to the portfolio?

A: We found several new investment opportunities. In the automobile sector, we added Continental (Germany) based on its compelling price valuation and our expectation that the company will increase earnings as its new car safety system, the Electronic Stability

Pioneer Europe Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Program penetrates the U.S. market. Synthes (Switzerland), which develops and produces medical products for orthopedic surgery, is well positioned to benefit from a growing market. We think Swiss Re (Switzerland), a reinsurance company, offers an attractive growth opportunity. The outlook for the stock is supported by our view that the reinsurance cycle appears relatively stable at this time. We favor Telekom Austria, as the company is creating attractive growth opportunities in Eastern Europe.

     Among the Fund's holdings sold were HSBC Holding (U.K.), Fortis (Benelux) and Assicurazioni Generali (Italy), because the stocks had reached the price targets set by the portfolio management team.

Q:   What is your outlook?

A: The European economy appears set to grow at a very modest pace, with gross domestic product expected to be around 1.6% during 2005. However, while unemployment remains high and inflation appears under control, the European Central Bank is likely to keep interest rates low. The low borrowing cost is good news, but we are not expecting to see any major acceleration in the economic cycle during the rest of the year. The dividend yield in the European equity market is high at around 3.0%, offering valuation support, even if growth is low.

     We believe European markets will continue to move in a positive direction and will be characterized by steady but modest returns. Stock price valuations are quite reasonable, particularly in comparison to the low interest rate environment and the lower return available from government bonds. Our primary focus will remain on stocks that we consider to be attractive in terms of valuation and risk.


Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is more susceptible to adverse economic, political, or regulatory developments affecting those countries. These risks may increase share price volatility.

Pioneer Europe Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                        Value
             PREFERRED STOCK - 1.9%
             Automobiles & Components - 0.9%
             Automobile Manufacturers - 0.9%
  2,513      Porsche AG Designs                         $  1,625,421
                                                        ------------
             Total Automobiles & Components             $  1,625,421
                                                        ------------
             Health Care Equipment & Services - 1.0%
             Health Care Equipment - 1.0%
 15,387      Fresenius AG*                              $  1,788,631
                                                        ------------
             Total Health Care Equipment & Services     $  1,788,631
                                                        ------------
             TOTAL PREFERRED STOCK
             (Cost $2,163,236)                          $  3,414,052
                                                        ------------
             COMMON STOCK - 97.8%
             Energy - 10.9%
             Integrated Oil & Gas - 4.3%
304,647      BP Amoco Plc                               $  3,101,000
181,630      Eni S.p.A.                                    4,553,949
                                                        ------------
                                                        $  7,654,949
                                                        ------------
             Oil & Gas Refining & Marketing - 6.6%
179,633      Repsol SA (Registered Shares)              $  4,562,645
 33,035      Total SA                                      7,326,342
                                                        ------------
                                                        $ 11,888,987
                                                        ------------
             Total Energy                               $ 19,543,936
                                                        ------------
             Materials - 10.2%
             Commodity Chemicals - 2.0%
 54,474      BASF India, Ltd.*                          $  3,523,714
                                                        ------------
             Construction Materials - 6.8%
126,362      CRH Plc                                    $  3,133,063
 38,281      Holcim, Ltd.                                  2,325,083
106,033      Italcementi S.p.A.                            1,724,089
 36,575      Lafarge SA                                    3,324,024
 11,743      Vinci SA                                      1,763,162
                                                        ------------
                                                        $ 12,269,421
                                                        ------------
             Diversified Metals & Mining - 1.4%
 80,856      Rio Tinto Plc                              $  2,436,759
                                                        ------------
             Total Materials                            $ 18,229,894
                                                        ------------


14  The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                 Value
             Capital Goods - 5.5%
             Construction & Engineering - 3.5%
 70,746      ACS, Actividades de Construccion y Servicios SA     $  1,724,467
 64,255      Compagnie de Saint Gobain                              3,623,408
  5,330      Technip                                                  902,975
                                                                 ------------
                                                                 $  6,250,850
                                                                 ------------
             Electrical Component & Equipment - 1.1%
 26,902      Schneider Electric SA                               $  1,935,618
                                                                 ------------
             Industrial Machinery - 0.9%
 38,752      SKF AB*                                             $  1,633,478
                                                                 ------------
             Total Capital Goods                                 $  9,819,946
                                                                 ------------
             Commercial Services & Supplies - 1.1%
             Diversified Commercial Services - 1.1%
 71,368      TNT Post Group NV                                   $  1,939,822
                                                                 ------------
             Total Commercial Services & Supplies                $  1,939,822
                                                                 ------------
             Automobiles & Components - 3.1%
             Auto Parts & Equipment - 3.1%
 41,452      Continental AG*                                     $  3,051,830
 42,466      Compagnie Generale des Etablissements Michelin         2,570,446
                                                                 ------------
             Total Automobiles & Components                      $  5,622,276
                                                                 ------------
             Consumer Durables & Apparel - 1.5%
             Apparel, Accessories & Luxury Goods - 1.5%
 17,665      Adidas-Salomon AG                                   $  2,736,168
                                                                 ------------
             Total Consumer Durables & Apparel                   $  2,736,168
                                                                 ------------
             Consumer Services - 1.0%
             Restaurants - 1.0%
408,290      Compass Group Plc                                   $  1,823,380
                                                                 ------------
             Total Consumer Services                             $  1,823,380
                                                                 ------------
             Media - 1.6%
             Advertising - 0.6%
 36,113      Publicis SA                                         $  1,032,748
                                                                 ------------
             Publishing - 1.0%
 64,225      Elsevier NV                                         $    923,801
 28,434      Vivendi Universal*                                       844,198
                                                                 ------------
                                                                 $  1,767,999
                                                                 ------------
             Total Media                                         $  2,800,747
                                                                 ------------


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Europe Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                        Value
             Retailing - 2.4%
             Computer & Electronics Retail - 0.5%
313,173      Dixons Group Plc                           $    850,789
                                                        ------------
             Distributors - 1.1%
228,920      Buhrmann NV*                               $  2,039,392
                                                        ------------
             Specialty Stores - 0.8%
318,207      HMV Group Plc                              $  1,378,556
                                                        ------------
             Total Retailing                            $  4,268,737
                                                        ------------
             Food & Drug Retailing - 1.9%
             Food Retail - 1.9%
 12,874      Nestle SA (Registered Shares)*             $  3,378,183
                                                        ------------
             Total Food & Drug Retailing                $  3,378,183
                                                        ------------
             Food, Beverage & Tobacco - 1.0%
             Tobacco - 1.0%
 92,545      British American Tobacco Plc               $  1,728,265
                                                        ------------
             Total Food, Beverage & Tobacco             $  1,728,265
                                                        ------------
             Health Care Equipment & Services - 1.3%
             Health Care Equipment - 1.3%
 20,951      Synthes, Inc.                              $  2,374,095
                                                        ------------
             Total Health Care Equipment & Services     $  2,374,095
                                                        ------------
             Pharmaceuticals & Biotechnology - 9.4%
             Pharmaceuticals - 9.4%
 18,842      Actelion, Ltd.*                            $  2,014,165
114,562      AstraZeneca Plc                               5,015,335
125,088      GlaxoSmithKline Plc                           3,153,485
 18,941      Roche Holdings AG                             2,289,750
 14,238      Sanofi-Aventis                                1,259,951
 21,115      Schering AG                                   1,392,866
166,180      Shire Pharmaceuticals Group Plc*              1,722,100
                                                        ------------
                                                        $ 16,847,652
                                                        ------------
             Total Pharmaceuticals & Biotechnology      $ 16,847,652
                                                        ------------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                    Value
             Banks - 11.0%
             Diversified Banks - 11.0%
410,769      Barclays Plc                           $  4,212,040
115,949      Banco Bilbao Vizcaya Argentaria SA        1,794,933
 71,183      BNP Paribas SA                            4,687,393
 80,791      Credit Agricole SA                        2,090,429
228,156      Royal Bank of Scotland Group Plc          6,870,129
                                                    ------------
             Total Banks                            $ 19,654,924
                                                    ------------
             Diversified Financials - 11.1%
             Asset Management & Custody Banks - 0.4%
 32,000      Man Group Plc                          $    743,978
                                                    ------------
             Diversified Capital Markets - 6.0%
128,350      CS Group*                              $  5,398,840
 66,457      UBS AG*                                   5,324,355
                                                    ------------
                                                    $ 10,723,195
                                                    ------------
             Other Diversified Financial Services - 4.7%
 63,784      ING Groep NV                           $  1,747,708
 43,732      Societe Generale AG                       4,357,105
 34,426      Swiss Re                                  2,281,000
                                                    ------------
                                                    $  8,385,813
                                                    ------------
             Total Diversified Financials           $ 19,852,986
                                                    ------------
             Insurance - 4.3%
             Multi-Line Insurance - 3.8%
145,264      AXA                                    $  3,578,689
 18,767      Zurich Financial Services*                3,167,529
                                                    ------------
                                                    $  6,746,218
                                                    ------------
             Reinsurance - 0.5%
 23,244      Hannover Rueckversicheru               $    866,353
                                                    ------------
             Total Insurance                        $  7,612,571
                                                    ------------
             Software & Services - 1.2%
             IT Consulting & Other Services - 1.2%
 36,815      Atos Origin*                           $  2,213,894
                                                    ------------
             Total Software & Services              $  2,213,894
                                                    ------------
             Technology Hardware & Equipment - 5.4%
             Semiconductors - 1.5%
106,809      Philips Electronics NV                 $  2,662,463
                                                    ------------


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Europe Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                       Value
               Communications Equipment - 1.9%
  661,714      Ericsson LM Tel Sur (Class B)*            $  1,962,012
   93,277      Nokia Oyj                                    1,479,974
                                                         ------------
                                                         $  3,441,986
                                                         ------------
               Electronic Equipment & Instruments - 2.0%
   49,228      Siemens                                   $  3,606,280
                                                         ------------
               Total Technology Hardware & Equipment     $  9,710,729
                                                         ------------
               Telecommunication Services - 10.1%
               Integrated Telecommunication Services - 5.3%
  162,104      France Telecom SA                         $  4,742,166
  145,271      Telefonica SA                                2,468,683
   74,764      Telekom Austria AG*                          1,435,881
  269,491      Telecom Italia S.p.A.                          909,968
                                                         ------------
                                                         $  9,556,698
                                                         ------------
               Wireless Telecommunication Services - 4.8%
3,273,551      Vodafone Group Plc                        $  8,522,801
                                                         ------------
               Total Telecommunication Services          $ 18,079,499
                                                         ------------
               Utilities - 3.8%
               Electric Utilities - 2.6%
   54,471      E.On AG*                                  $  4,588,238
                                                         ------------
               Gas Utilities - 1.2%
  511,131      Centrica Plc*                             $  2,163,396
                                                         ------------
               Total Utilities                           $  6,751,634
                                                         ------------
               TOTAL COMMON STOCK
               (Cost $142,545,360)                       $174,989,338
                                                         ------------
               TOTAL INVESTMENT IN SECURITIES - 99.7%
               (Cost $144,708,596) (a) (b)               $178,403,390
                                                         ------------
               OTHER ASSETS AND LIABILITIES - 0.3%       $    594,115
                                                         ------------
               TOTAL NET ASSETS - 100.0%                 $178,997,505
                                                         ============


18  The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*    Non-income producing security

(a) Distribution of investments by country of issue, as a percentage of total equity holdings (excluding temporary cash investments) is as follows:

France                      26.0%
United Kingdom              23.6
Switzerland                 15.2
Germany                     13.0
Spain                        5.9
Netherlands                  5.2
Italy                        4.1
Sweden                       2.0
Ireland                      1.8
United States                1.3
Finland                      0.8
Austria                      0.8
European Union               0.3
                           -----
Total                      100.0%
                           =====

(b) At April 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $146,760,414 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $37,370,403

       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (5,727,427)
                                                                                -----------
       Net unrealized gain                                                      $31,642,976
                                                                                ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended April 30, 2005 aggregated $57,950,060 and $69,883,788 respectively.


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Europe Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $144,708,596)       $178,403,390
  Foreign currencies, at value (cost $529,644)                      526,370
  Receivables -
    Investment securities sold                                    5,798,096
    Fund shares sold                                                 45,693
    Dividends, interest and foreign taxes withheld                1,046,305
  Other                                                               5,787
                                                               ------------
      Total assets                                             $185,825,641
                                                               ------------
LIABILITIES:
  Payables -
    Investment securities purchased                            $  1,351,545
    Fund shares repurchased                                       1,599,537
    Forward foreign currency settlement contracts, net                6,658
  Due to bank                                                     3,432,631
  Due to affiliates                                                 375,274
  Accrued expenses                                                   62,491
                                                               ------------
      Total liabilities                                        $  6,828,136
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $187,674,508
  Accumulated net investment income                                 395,981
  Accumulated net realized loss on investments and
    foreign currency transactions                               (42,762,610)
  Net unrealized gain on investments                             33,694,794
  Net unrealized loss on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                       (5,168)
                                                               ------------
      Total net assets                                         $178,997,505
                                                               ------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $122,980,207/4,183,340 shares)             $      29.40
                                                               ============
  Class B (based on $41,631,284/1,554,953 shares)              $      26.77
                                                               ============
  Class C (based on $12,047,578/450,459 shares)                $      26.75
                                                               ============
  Class R (based on $46,290/1,587 shares)                      $      29.17
                                                               ============
  Class Y (based on $2,292,146/75,740 shares)                  $      30.26
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($29.40 [divided by] 94.25%)                         $      31.19
                                                               ============


20  The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended 4/30/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $331,192)     $ 2,328,378
  Interest                                                        8,312
                                                            -----------
     Total investment income                                                  $ 2,336,690
                                                                              -----------
EXPENSES:
  Management fees                                           $   948,739
  Transfer agent fees and expenses
    Class A                                                     231,362
    Class B                                                     138,079
    Class C                                                      29,423
    Class R                                                          78
    Class Y                                                         146
  Distribution fees
    Class A                                                     157,327
    Class B                                                     231,954
    Class C                                                      66,473
    Class R                                                         112
  Administrative reimbursements                                  18,033
  Custodian fees                                                 34,809
  Registration fees                                              48,551
  Professional fees                                               6,476
  Printing expense                                               17,435
  Fees and expenses of nonaffiliated trustees                     3,192
  Miscellaneous                                                  14,488
                                                            -----------
     Total expenses                                                           $ 1,946,677
     Less fees paid indirectly                                                     (5,259)
                                                                              -----------
     Net expenses                                                             $ 1,941,418
                                                                              -----------
       Net investment income                                                  $   395,272
                                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                             $17,534,140
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies         (229,265)      $17,304,875
                                                            -----------       -----------
  Change in net unrealized loss on:
    Investments                                             $(4,352,809)
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies          (27,841)      $(4,380,650)
                                                            -----------       -----------
     Net gain on investments and foreign currency
       transactions                                                           $12,924,225
                                                                              -----------
     Net increase in net assets resulting from operations                     $13,319,497
                                                                              ===========


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Europe Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Six Months Ended 4/30/05 and the Year Ended 10/31/04

                                                           Six Months
                                                             Ended               Year
                                                            4/30/05             Ended
                                                          (unaudited)          10/31/04
FROM OPERATIONS:
Net investment income                                     $    395,272      $    375,824
Net realized gain on investments and foreign currency
  transactions                                              17,304,875        12,503,468
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                         (4,380,650)       20,737,672
                                                          ------------      ------------
    Net increase in net assets resulting from
     operations                                           $ 13,319,497      $ 33,616,964
                                                          ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.03 and $0.09 per share, respectively)       $   (135,185)     $   (450,346)
  Class R ($0.05 and $0.20 per share, respectively)                (77)               (6)
  Class Y ($0.21 and $0.27 per share, respectively)            (16,139)          (22,571)
                                                          ------------      ------------
     Total distributions to shareowners                   $   (151,401)     $   (472,923)
                                                          ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $ 18,301,638      $ 27,110,624
Reinvestment of distributions                                  132,279           436,182
Cost of shares repurchased                                 (30,622,684)      (55,162,643)
                                                          ------------      ------------
    Net decrease in net assets resulting from fund
     share transactions                                   $(12,188,767)     $(27,615,837)
                                                          ------------      ------------
    Net increase in net assets                            $    979,329      $  5,528,204
                                                          ------------      ------------
NET ASSETS:
Beginning of period                                       $178,018,176      $172,489,972
                                                          ------------      ------------
End of period (including undistributed net investment
  income of $395,981 and $152,110, respectively)          $178,997,505      $178,018,176
                                                          ============      ============


22  The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  '05 Shares     '05 Amount
                                 (unaudited)     (unaudited)      '04 Shares      '04 Amount
CLASS A
Shares sold                         379,786     $ 11,330,150         699,433     $ 17,712,093
Reinvestment of distributions         4,225          125,910          16,745          416,120
Less shares repurchased            (558,387)     (16,585,710)     (1,307,766)     (33,004,089)
                                   --------     ------------      ----------     ------------
    Net decrease                   (174,376)    $ (5,129,650)       (591,588)    $(14,875,876)
                                   ========     ============      ==========     ============

CLASS B
Shares sold                         145,795     $  3,940,867         191,971     $  4,554,640
Less shares repurchased            (370,371)     (10,074,389)       (636,150)     (14,942,100)
                                   --------     ------------      ----------     ------------
    Net decrease                   (224,576)    $ (6,133,522)       (444,179)    $(10,387,460)
                                   ========     ============      ==========     ============

CLASS C
Shares sold                         106,028     $  2,873,663         198,957     $  4,627,926
Less shares repurchased            (137,127)      (3,713,128)       (284,998)      (6,650,160)
                                   --------     ------------      ----------     ------------
    Net decrease                    (31,099)    $   (839,465)        (86,041)    $ (2,022,234)
                                   ========     ============      ==========     ============

CLASS R
Shares sold                             272     $      8,010           1,403     $     35,823
Less shares repurchased                 (70)          (2,142)            (46)          (1,158)
                                   --------     ------------      ----------     ------------
    Net increase                        202     $      5,868           1,357     $     34,665
                                   ========     ============      ==========     ============

CLASS Y
Shares sold                           4,799     $    148,948           6,816     $    180,142
Reinvestment of distributions           208            6,369             786           20,062
Less shares repurchased              (8,060)        (247,315)        (21,544)        (565,136)
                                   --------     ------------      ----------     ------------
    Net decrease                     (3,053)    $    (91,998)        (13,942)    $   (364,932)
                                   ========     ============      ==========     ============


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Europe Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended
                                                                 4/30/2005       Year Ended   Year Ended
CLASS A                                                         (unaudited)       10/31/04     10/31/03
Net asset value, beginning of period                              $  27.36        $  22.66     $  19.40
                                                                  --------        --------     --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   0.11        $   0.14     $   0.17
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       1.96            4.65         3.09
                                                                  --------        --------     --------
   Net increase (decrease) from investment operations             $   2.07        $   4.79     $   3.26
Distributions to shareowners:
 Net investment income                                               (0.03)          (0.09)           -
 Net realized gain                                                       -               -            -
                                                                  --------        --------     --------
Net increase (decrease) in net asset value                        $   2.04        $   4.70     $   3.26
                                                                  --------        --------     --------
Net asset value, end of period                                    $  29.40        $  27.36     $  22.66
                                                                  ========        ========     ========
Total return*                                                         7.57%          21.19%       16.80%
Ratio of net expenses to average net assets+                          1.76%**         1.83%        1.98%
Ratio of net investment income (loss) to average net assets+          0.72%**         0.52%        0.76%
Portfolio turnover rate                                                 62%**           47%          53%
Net assets, end of period (in thousands)                          $122,980        $119,216     $112,160
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         1.76%**         1.83%        1.98%
 Net investment income (loss)                                         0.72%**         0.52%        0.76%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.76%**         1.83%        1.98%
 Net investment income (loss)                                         0.72%**         0.52%        0.76%

                                                                 Year Ended    Year Ended     Year Ended
CLASS A                                                           10/31/02      10/31/01       10/31/00
Net asset value, beginning of period                              $  22.85     $  32.75        $  31.71
                                                                  --------     --------        --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   0.06     $   0.07        $  (0.15)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      (3.51)       (9.97)           2.30
                                                                  --------     --------        --------
   Net increase (decrease) from investment operations             $  (3.45)    $  (9.90)       $   2.15
Distributions to shareowners:
 Net investment income                                                   -            -           (0.00)(a)
 Net realized gain                                                       -            -           (1.11)
                                                                  --------     --------        --------
Net increase (decrease) in net asset value                        $  (3.45)    $  (9.90)       $   1.04
                                                                  --------     --------        --------
Net asset value, end of period                                    $  19.40     $  22.85        $  32.75
                                                                  ========     ========        ========
Total return*                                                       (15.10)%     (30.23)%          6.83%
Ratio of net expenses to average net assets+                          1.89%        1.76%           1.54%
Ratio of net investment income (loss) to average net assets+          0.14%       (0.07)%         (0.39)%
Portfolio turnover rate                                                 38%         116%             46%
Net assets, end of period (in thousands)                          $116,051     $167,568        $314,781
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         1.89%        1.76%           1.54%
 Net investment income (loss)                                         0.14%       (0.07)%         (0.39)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.89%        1.74%           1.52%
 Net investment income (loss)                                         0.14%       (0.05)%         (0.37)%

(a)  Amount rounds to less than one cent per share.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized
  +  Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund

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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Six Months
                                                                      Ended
                                                                    4/30/2005     Year Ended
CLASS B                                                            (unaudited)     10/31/04
Net asset value, beginning of period                                 $ 25.02       $ 20.85
                                                                     -------       -------
Increase (decrease) from investment operations:
 Net investment loss                                                 $ (0.04)      $ (0.11)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                         1.79          4.28
                                                                     -------       -------
   Net increase (decrease) from investment operations                $  1.75       $  4.17
Distributions to shareowners:
 Net realized gain                                                         -             -
                                                                     -------       -------
Net increase (decrease) in net asset value                           $  1.75       $  4.17
                                                                     -------       -------
Net asset value, end of period                                       $ 26.77       $ 25.02
                                                                     =======       =======
Total return*                                                           6.99%        20.00%
Ratio of net expenses to average net assets+                            2.75%**       2.82%
Ratio of net investment loss to average net assets+                    (0.32)%**     (0.47)%
Portfolio turnover rate                                                   62%**         47%
Net assets, end of period (in thousands)                             $41,631       $44,515
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                           2.75%**       2.82%
 Net investment loss                                                   (0.32)%**     (0.47)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                           2.74%**       2.82%
 Net investment loss                                                   (0.31)%**     (0.47)%

                                                                 Year Ended   Year Ended   Year Ended    Year Ended
CLASS B                                                           10/31/03     10/31/02     10/31/01      10/31/00
Net asset value, beginning of period                              $ 18.04       $ 21.45      $ 31.06      $  30.38
                                                                  -------       -------      -------      --------
Increase (decrease) from investment operations:
 Net investment loss                                              $ (0.06)      $ (0.40)     $ (0.38)     $  (0.40)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      2.87         (3.01)       (9.23)         2.19
                                                                  -------       -------      -------      --------
   Net increase (decrease) from investment operations             $  2.81       $ (3.41)     $ (9.61)     $   1.79
Distributions to shareowners:
 Net realized gain                                                      -             -            -         (1.11)
                                                                  -------       -------      -------      --------
Net increase (decrease) in net asset value                        $  2.81       $ (3.41)     $ (9.61)     $   0.68
                                                                  -------       -------      -------      --------
Net asset value, end of period                                    $ 20.85       $ 18.04      $ 21.45      $  31.06
                                                                  =======       =======      =======      ========
Total return*                                                       15.58%       (15.90)%     (30.94)%        5.90%
Ratio of net expenses to average net assets+                         3.02%         2.81%        2.64%         2.37%
Ratio of net investment loss to average net assets+                 (0.31)%       (0.78)%      (0.94)%       (1.21)%
Portfolio turnover rate                                                53%           38%         116%           46%
Net assets, end of period (in thousands)                          $46,358       $52,009      $83,075      $150,436
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                        3.02%         2.81%        2.64%         2.37%
 Net investment loss                                                (0.31)%       (0.78)%      (0.94)%       (1.21)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        3.01%         2.81%        2.63%         2.36%
 Net investment loss                                                (0.30)%       (0.78)%      (0.93)%      (1.20)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
 +   Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Six Months
                                                                      Ended
                                                                    4/30/2005     Year Ended
CLASS C                                                            (unaudited)     10/31/04
Net asset value, beginning of period                                 $ 24.97       $ 20.79
                                                                     -------       -------
Increase (decrease) from investment operations:
 Net investment loss                                                 $ (0.01)      $ (0.10)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                         1.79          4.28
                                                                     -------       -------
   Net increase (decrease) from investment operations                $  1.78       $  4.18
Distributions to shareowners:
 Net realized gain                                                         -             -
                                                                     -------       -------
Net increase (decrease) in net asset value                           $  1.78       $  4.18
                                                                     -------       -------
Net asset value, end of period                                       $ 26.75       $ 24.97
                                                                     =======       =======
Total return*                                                           7.13%        20.11%
Ratio of net expenses to average net assets+                            2.59%**       2.77%
Ratio of net investment loss to average net assets+                    (0.11)%**     (0.44)%
Portfolio turnover rate                                                   62%**         47%
Net assets, end of period (in thousands)                             $12,048       $12,023
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                           2.59%**       2.77%
 Net investment loss                                                   (0.11)%**     (0.44)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                           2.59%**       2.76%
 Net investment loss                                                   (0.11)%**     (0.43)%

                                                                 Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                           10/31/03     10/31/02     10/31/01     10/31/00
Net asset value, beginning of period                              $ 17.98       $ 21.39      $ 30.95     $ 30.27
                                                                  -------       -------      -------     -------
Increase (decrease) from investment operations:
 Net investment loss                                              $ (0.05)      $ (0.45)     $ (0.44)    $ (0.39)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      2.86         (2.96)       (9.12)       2.18
                                                                  -------       -------      -------     -------
   Net increase (decrease) from investment operations             $  2.81       $ (3.41)     $ (9.56)    $  1.79
Distributions to shareowners:
 Net realized gain                                                      -             -            -       (1.11)
                                                                  -------       -------      -------     -------
Net increase (decrease) in net asset value                        $  2.81       $ (3.41)     $ (9.56)    $  0.68
                                                                  -------       -------      -------     -------
Net asset value, end of period                                    $ 20.79       $ 17.98      $ 21.39     $ 30.95
                                                                  =======       =======      =======     =======
Total return*                                                       15.63%       (15.94)%     (30.89)%      5.93%
Ratio of net expenses to average net assets+                         2.97%         2.82%        2.60%       2.34%
Ratio of net investment loss to average net assets+                 (0.24)%       (0.80)%      (0.93)%     (1.19)%
Portfolio turnover rate                                                53%           38%         116%         46%
Net assets, end of period (in thousands)                          $11,801       $12,391      $21,503     $46,544
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                        2.97%         2.82%        2.60%       2.34%
 Net investment loss                                                (0.24)%       (0.80)%      (0.93)%     (1.19)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.96%         2.82%        2.58%       2.33%
 Net investment loss                                                (0.23)%       (0.80)%      (0.91)%     (1.18)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
 +   Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months
                                                      Ended
                                                     4/30/05      Year Ended   4/1/03 (a) to
CLASS R                                            (unaudited)     10/31/04      10/31/03
Net asset value, beginning of period                  $27.20        $22.67        $17.92
                                                      ------        ------        ------
Increase from investment operations:
  Net investment income                               $ 0.08        $ 0.18        $ 0.18
  Net realized and unrealized gain on investments
   and foreign currency transactions                    1.94          4.55          4.57
                                                      ------        ------        ------
     Net increase from investment operations          $ 2.02        $ 4.73        $ 4.75
Distributions to shareowners:
  Net investment income                                (0.05)        (0.20)            -
                                                      ------        ------        ------
Net increase in net asset value                       $ 1.97        $ 4.53        $ 4.75
                                                      ------        ------        ------
Net asset value, end of period                        $29.17        $27.20        $22.67
                                                      ======        ======        ======
Total return*                                           7.44%        20.95%        26.51%
Ratio of net expenses to average net assets+            2.00%**       2.13%         1.75%**
Ratio of net investment income to average
  net assets+                                           0.53%**       0.31%         1.46%**
Portfolio turnover rate                                   62%**         47%           53%
Net assets, end of period (in thousands)              $   46        $   38        $    1
Ratios with waiver of management fees by
  PIM and reduction for fees paid indirectly:
   Net expenses                                         2.00%**       2.13%         1.75%**
   Net investment income                                0.53%**       0.31%         1.46%**

(a)  Class R shares were first publicly offered on April 1, 2003.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized
  +  Ratios with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Europe Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                    Ended
                                                                  4/30/2005    Year Ended   Year Ended
CLASS Y                                                          (unaudited)    10/31/04     10/31/03
Net asset value, beginning of period                                $28.25       $23.40        $19.88
                                                                    ------       ------        ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $ 0.20       $ 0.32        $ 0.33
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       2.02         4.80          3.19
                                                                    ------       ------        ------
   Net increase (decrease) from investment operations               $ 2.22       $ 5.12        $ 3.52
Distributions to shareowners:
 Net investment income                                               (0.21)       (0.27)            -
 Net realized gain                                                       -            -             -
                                                                    ------       ------        ------
Net increase (decrease) in net asset value                          $ 2.01       $ 4.85        $ 3.52
                                                                    ------       ------        ------
Net asset value, end of period                                      $30.26       $28.25        $23.40
                                                                    ======       ======        ======
Total return*                                                         7.85%       22.02%        17.71%
Ratio of net expenses to average net assets+                          1.16%**      1.16%         1.20%
Ratio of net investment income (loss) to average net assets+          1.31%**      1.16%         1.52%
Portfolio turnover rate                                                 62%**        47%           53%
Net assets, end of period (in thousands)                            $2,292       $2,226        $2,170
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         1.16%**      1.16%         1.20%
 Net investment income (loss)                                         1.31%**      1.16%         1.52%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.16%**      1.16%         1.20%
 Net investment income                                                1.31%**      1.16%         1.52%

                                                                 Year Ended   Year Ended     Year Ended
CLASS Y                                                           10/31/02     10/31/01     10/31/00 (a)
Net asset value, beginning of period                               $ 23.26      $ 33.19         $31.97
                                                                   -------      -------         ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $  0.11      $ (0.25)        $    -
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      (3.49)       (9.68)          2.33
                                                                   -------      -------         ------
   Net increase (decrease) from investment operations              $ (3.38)     $ (9.93)        $ 2.33
Distributions to shareowners:
 Net investment income                                                   -            -          (0.00)(b)
 Net realized gain                                                       -            -          (1.11)
                                                                   -------      -------         ------
Net increase (decrease) in net asset value                         $ (3.38)     $ (9.93)        $ 1.22
                                                                   -------      -------         ------
Net asset value, end of period                                     $ 19.88      $ 23.26         $33.19
                                                                   =======      =======         ======
Total return*                                                       (14.53)%     (29.92)%         7.35%
Ratio of net expenses to average net assets+                          1.19%        1.20%          1.08%
Ratio of net investment income (loss) to average net assets+          0.87%        0.53%         (0.01)%
Portfolio turnover rate                                                 38%         116%            46%
Net assets, end of period (in thousands)                           $ 2,164      $ 1,834         $2,953
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         1.19%        1.20%          1.08%
 Net investment income (loss)                                         0.87%        0.53%         (0.01)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.16%        1.19%          1.07%
 Net investment income                                                0.90%        0.54%          0.00%

(a) The per share data presented above is based upon the average shares outstanding for the year presented.
(b)  Amount rounds to less than one cent per share.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized
  +  Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Europe Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and

Pioneer Europe Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     At April 30, 2005, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement hedges receivable and payable were $957,791 and $964,449, respectively, resulting in a net payable of $6,658.

D.   Futures Contracts

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. As of April 30, 2005, the Fund had no open futures contracts.

Pioneer Europe Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

E.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At October 31, 2004, the Fund had a net capital loss carryforward of $58,015,667, of which the following amounts will expire between 2009 and 2011 if not utilized: $20,588,660 in 2009, $23,790,437 in 2010 and
     $13,636,570 in 2011.

     There were no distributions paid during the fiscal year ended October 31, 2003. The tax character of distributions paid during the year ended October 31, 2004 was as follows:

---------------------------------------------
                                      2004
---------------------------------------------
 Distributions paid from:
  Ordinary Income                   $472,923
  Long-term capital gain                   -
                                    --------
   Total                            $472,923
                                    ========
---------------------------------------------

Pioneer Europe Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The following shows the components of accumulated undistributed profits and losses on a federal income tax basis at October 31, 2004:

-------------------------------------------------------
                                             2004
-------------------------------------------------------
 Undistributed ordinary income           $    151,276
 Capital loss carryforward                (58,015,667)
 Unrealized appreciation                   36,019,292
                                         ------------
  Total                                  $(21,845,099)
                                         ============
-------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the mark to market of forward currency contracts.

F.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $9,286 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2005.

G.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except that Class A, Class B, Class C,

Pioneer Europe Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     Class R and Class Y shares can bear different transfer agent and distribution fees.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of the excess over $500 million.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2005, $164,939 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $135,412 in transfer agent fees payable to PIMSS at April 30, 2005.

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to Class A, Class B, Class C, and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $74,923 in distribution fees payable to PFD at April 30, 2005. The Fund also has adopted a separate service plan for Class R

Pioneer Europe Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2005, CDSCs in the amount of $24,154 were paid to PFD.

The Fund charges a 2.0% redemption fee on shares sold within 30 days of purchase. For Class A, R and Y shares this fee became effective November 1, 2003, while for Class B and C shares, this fee became effective July 1, 2004. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the six months ended April 30, 2005, the Fund collected $8,936 in redemption fees, which are included in the Fund's capital account.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended April 30, 2005, the Fund's expenses were reduced by $5,259 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other Funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely

Pioneer Europe Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2005, the Fund had no borrowings under this agreement.

7. Additional Information

The Fund's Board of Trustees have approved the merger of the Pioneer Europe Select Fund into the Fund. The plans include renaming the merged entity the Pioneer Europe Select Equity Fund. This transaction is subject to the approval of the shareholders of the Pioneer Europe Select Fund in 2005. There can be no assurance that this transaction will be completed.

Pioneer Europe Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose,
(ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code

Pioneer Europe Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT
CONTRACT                                                             (continued)
--------------------------------------------------------------------------------

of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and
(ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five-year periods ended June 30, 2004 for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

Pioneer Europe Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance, as well as the Fund's performance based upon total return compared to both the performance of a peer group and the results of two indices, in each case selected by the Independent Trustees for this purpose. The Fund's performance based on total return was in the third quintile of the peer group for the 12 months ended June 30, 2004, in the third quintile for the three years ended June 30, 2004 and in the fifth quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is

Pioneer Europe Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT
CONTRACT                                                             (continued)
--------------------------------------------------------------------------------

     not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the fourth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Advisor and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio (both before and after giving effect to expense limitations) for the 12 months ended June 30, 2004 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio was in the third quintile of this peer group for the most recent fiscal year. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of most of the comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the

Pioneer Europe Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered whether the Fund has appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels in a reasonable manner as the Fund grows in size between the Fund's shareholders and the Investment Advisor.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Europe Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                        Officers
John F. Cogan, Jr., Chairman    John F. Cogan, Jr., President
David R. Bock                   Osbert M. Hood, Executive
Mary K. Bush                      Vice President
Margaret B.W. Graham            Vincent Nave, Treasurer
Osbert M. Hood                  Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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                            This page for your notes.

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                            This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                          ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  June 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 28, 2005

* Print the name and title of each signing officer under his or her signature.